Revenues	12 Months Ended
Dec. 31, 2015
Revenues [Abstract]
Revenues

(16) Revenues

The Company's revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2015, net revenues were RMB248,862 (US$38,418), compared to RMB284,464 during the same period in 2014, representing a decrease of RMB35,602 or 12.5%, mainly due to the reduction of average sales price by 13.5% caused by the decrease in the price of main raw materials. For further analysis of the factors causing revenue decrease, the reduction of average sales price caused a decrease of RMB38,826 and sales volume factor made an increase of RMB3,224.

The following table shows the distribution of the Company's revenue by the geographical location of customers, whereas all the Company's assets are located in the PRC:

	December 31, 2015		December 31, 2014	December 31, 2013
	RMB	US$	RMB	RMB
Sales in China	194,226	29,984	241,446	263,076
Sales in other countries (principally Europe, Asia and North America)	54,636	8,434	43,018	41,874
	248,862	38,418	284,464	304,950

Overseas sales were RMB54,636 (US$8,434,) or 22.0% of total revenues, compared with RMB43,018 or 15.1% of total revenues in 2014. The increase in overseas sales was mainly due to the increased sales volume.

The Company's revenue by significant types of films for 2015, 2014 and 2013 was as follows:

	December 31,2015			December 31,2014		December 31,2013
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total

Stamping and transfer film	103,520	15,982	41.6%	118,560	41.7%	142,309	46.7%
Printing film	29,605	4,570	11.9%	32,987	11.6%	27,852	9.1%
Metallized film	9,010	1,391	3.6%	6,397	2.2%	17,686	5.8%
Specialty film	73,851	11,400	29.7%	79,609	28.0%	89,382	29.3%
Base film for other applications	32,876	5,075	13.2%	46,911	16.5%	27,721	9.1%
	248,862	38,418	100.0%	284,464	100.0%	304,950	100.0%

In 2015, sales of specialty films were RMB73,851 (US$11,400) and 29.7% of our total revenues as compared to RMB79,609 and 28.0% in 2014, which was a decrease of RMB5,758, or 7.2%, as compared to the same period in 2014. The decrease was largely attributable to the reduction in sales price for dry films and coated films due to the entrances of new competitors..